INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of interest income and derivatives and other investment gains (losses)

		Years ended December 31,
	Notes	2023	2022
Interest income		$27.8	$8.5
Gain on sale of Pitangui and Acurui Projects		15.5	—
Gains (losses) on non-hedge derivatives and warrants	21(d)	12.6	3.1
Insurance recoveries		0.6	1.2
Fair value of deferred consideration from the sale of Sadiola		(4.3)	0.7
Other gains (losses)		1.0	0.5
		$53.2	$14.0